Loss Per Common Share (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2023	May 31, 2022
Loss Per Common Share
Schedule of reconciliation of the numerators and denominators of basic and diluted net loss per share

	Three months ended February 28,		Nine months ended February 28,
(in thousands, except per share amounts)	2023	2022	2023	2022
		(Restated)(1)		(Restated)(1)
Net loss	$(13,702)	$(41,285)	$(61,188)	$(126,699)
Less: Deemed dividends	(123)	—	(5,417)	—
Less: Accrued preferred stock dividends	(366)	(397)	(1,121)	(1,239)
Net loss applicable to common stockholders	$(14,191)	$(41,682)	$(67,726)	$(127,938)
Basic and diluted:
Weighted average common shares outstanding	832,215	695,614	810,986	663,373
Loss per share	$(0.02)	$(0.06)	$(0.08)	$(0.19)

	Years ended May 31,
(in thousands, except per share amounts)	2022	2021
		(Restated)(1)
Net loss	$(210,820)	$(176,465)
Less: Accrued preferred stock dividends	(1,628)	(1,687)
Net loss applicable to common stockholders	$(212,448)	$(178,152)
Basic and diluted weighted average common shares outstanding	676,900	587,590
Basic and diluted loss per share	$(0.31)	$(0.30)
(1)	See Note 2, Revision of Financial Statements, and Note 14, Restatement.

Schedule of securities excluded from computation of earnings per share

	Three and nine months ended February 28,
(in thousands)	2023	2022
Stock options, warrants, and unvested restricted stock units	203,274	98,309
Convertible notes	12,000	12,000
Convertible preferred stock	33,323	32,197

	As of May 31,
(in thousands)	2022	2021
Stock options, warrants, and unvested restricted stock units	106,002	82,386
Convertible notes	12,000	18,000
Convertible preferred stock	32,535	33,008